Organization and nature of business - Additional information (Details)									2 Months Ended	12 Months Ended
	Jun. 11, 2021 USD ($)	Jun. 10, 2021 $ / shares shares	Jun. 10, 2021 $ / shares shares	Feb. 10, 2021 $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Feb. 05, 2021 USD ($)	Apr. 20, 2020 shares	Apr. 15, 2020	Jun. 30, 2021	Sep. 30, 2022
Major subsidiaries
Forward Split ratio							71.62	71.62
Private Placement
Major subsidiaries
Price per share | $ / shares		$ 4.50	$ 4.50
Placement agents fee | $	$ 900,000
Other offering expenses | $	60,000
Gross proceeds received | $	$ 18,000,000
Number of shares agreed to purchase under the agreement		4,000,000	4,000,000
Initial Public Offering
Major subsidiaries
Issuance of Ordinary Shares, net of offering expenses (in shares)					5,000,000
Number of shares issued					5,000,000
Price per share | $ / shares					$ 4.00
Net proceeds from sale of stock | $					$ 20,000,000	$ 20,000,000
Over-Allotment Option
Major subsidiaries
Issuance of Ordinary Shares, net of offering expenses (in shares)				750,000
Number of shares issued				750,000
Price per share | $ / shares				$ 4.00
CN Energy Development
Major subsidiaries
Issuance of Ordinary Shares, net of offering expenses (in shares)							10,000,000
Transfer of equity interest in subsidiaries										100.00%
Number of shares issued							10,000,000
Manzhouli CN Energy
Major subsidiaries
Ownership interest (as a percent)							90.00%			100.00%
Ownership interest held by non controlling owners							70.00%
CN Energy Development
Major subsidiaries
Ownership interest (as a percent)							10.00%			100.00%
Ownership interest held by non controlling owners							100.00%
CN Energy Development | Manzhouli Zhongxing Energy Technology Co., Ltd
Major subsidiaries
Transfer of equity interest in subsidiaries									100.00%
CN Energy Development | Hangzhou Forasen Technology Co., Ltd
Major subsidiaries
Transfer of equity interest in subsidiaries									100.00%
Zhejiang CN Energy
Major subsidiaries
Ownership interest (as a percent)										100.00%
Ownership interest held by non controlling owners							30.00%
Zhejiang CN Energy | CN Energy Development
Major subsidiaries
Transfer of equity interest in subsidiaries									60.00%
Zhejiang CN Energy | Hangzhou Forasen Technology Co., Ltd
Major subsidiaries
Transfer of equity interest in subsidiaries										100.00%